Property and equipment - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Depreciation Expense	$ 100,000	$ 52,000	$ 200,000	$ 82,000
Unamortized capitalized software development costs	1,200,000		1,200,000		$ 1,300,000
Amortization expense related to Capitalized software costs	$ 24,000	$ 23,000	$ 100,000	$ 23,000